Debt - Long-Term Debt Outstanding (Details) - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 18, 2021	Feb. 17, 2021	Oct. 28, 2020	Aug. 31, 2020	Jun. 21, 2020	May 01, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2021	$ 840,000	$ 1,074,000
2022	42,406,000	47,104,000
2023	780,000	310,000
2024	780,000	310,000
2025	780,000	310,000
Thereafter	74,180,000	29,450,000
Total debt	119,766,000	78,558,000							$ 3,354,000
Increase in principal amount							$ 1,022,000
Amortization of debt issuance costs	3,190,000	878,000
Adams Street Term Loan
Debt Instrument [Line Items]
2021	155,000	310,000
2022	310,000	310,000
2023	310,000	310,000
2024	310,000	310,000
2025	310,000	310,000
Thereafter	29,450,000	29,450,000
Total debt	30,845,000	31,000,000			$ 31,000,000
Adams Street Revolving Credit Facility
Debt Instrument [Line Items]
Total debt					5,000,000
Adams Street Delayed Draw Term Loan
Debt Instrument [Line Items]
2021	75,000
2022	150,000
2023	150,000
2024	150,000
2025	150,000
Thereafter	14,250,000
Total debt	14,925,000				15,000,000
Adams Street Incremental Term Loan
Debt Instrument [Line Items]
2021	160,000
2022	320,000
2023	320,000
2024	320,000
2025	320,000
Thereafter	30,480,000
Total debt	31,920,000
Increase in principal amount				$ 32,000,000
SVB Loan Agreement
Debt Instrument [Line Items]
2022	41,626,000	46,500,000
Total debt	41,626,000	46,500,000			568,000	$ 45,350,000
Increase in principal amount	41,626,000				$ 5,718,000
DSS PPP Loan
Debt Instrument [Line Items]
2021	450,000	764,000
2022		294,000
Total debt	$ 450,000	$ 1,058,000	$ 608,000					$ 1,058,000